UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4061

Smith Barney Managed Governments Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  July 31
Date of reporting period: January 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                              MANAGED GOVERNMENTS
                                   FUND INC.
--------------------------------------------------------------------------------

          CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  JANUARY 31, 2004

                              [LOGO] Smith Barney
                                     Mutual Funds
                 Your Serious Money. Professionally Managed./R/

                 Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


       -----------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
       -----------------------------------------------------------------

[PHOTO]

Roger Lavan
[PHOTO]

Dave Torchia

      ROGER M. LAVAN, CFA       DAVID TORCHIA
      PORTFOLIO MANAGER         PORTFOLIO
                                MANAGER

       Classic Series

 [GRAPHIC]

       Classic Series

 Semi-Annual Report . January 31, 2004

 SMITH BARNEY MANAGED GOVERNMENTS FUND INC.

      ROGER M. LAVAN, CFA

      Roger M. Lavan, CFA, has more than 18 years of securities business experience. Mr. Lavan holds a BS in Management from the State University of New York and an MBA from Fordham University.

      DAVID TORCHIA

      David Torchia has more than 19 years of securities business experience. Mr. Torchia holds a BS from the University of Pittsburgh and an MBA in Finance from Lehigh University.

      FUND OBJECTIVE

      Seeks high current income consistent with liquidity and preservation of capital by investing at least 80% of its assets in debt obligations issued by the U.S. government, its agencies or instrumentalities.

      FUND FACTS

      FUND INCEPTION
      -----------------
      September 4, 1984

      MANAGER INVESTMENT
      INDUSTRY EXPERIENCE
      -----------------
      18 years (Roger M. Lavan, CFA)
      19 years (David Torchia)
What's Inside

Letter from the Chairman..............................................  1
Schedule of Investments...............................................  3
Statement of Assets and Liabilities...................................  4
Statement of Operations...............................................  5
Statements of Changes in Net Assets...................................  6
Notes to Financial Statements.........................................  7
Financial Highlights.................................................. 13

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy continued to grow at a more robust rate over the six months ending January 31, 2004 than it did during the first half of 2003./i/ Earlier in the period, stronger-than-expected third-quarter economic data exacerbated concerns among bond investors that inflation might pick up and interest rates might rise sooner than previously anticipated. These factors influenced the market's performance because bond prices fall when interest rates rise. However, many of these concerns were tempered somewhat by tepid employment results and comments from the Fed, which most recently announced that it "believes that it can be patient in removing its policy accommodation."/ii/

In contrast to early last summer when the bond market sold off, U.S. Treasury bonds, agencies and mortgage-backed securities collectively finished on more solid footing during the six months ended January 31, 2004./iii/ As of the period's close, many investors maintained divergent views about the potential direction of interest rates.

Performance Review
Within this environment, the fund performed as follows. For the six months ended January 31, 2004, Class A shares of the Smith Barney Managed Governments Fund Inc., excluding sales charges, returned 3.34%. These shares underperformed the fund's unmanaged benchmark, the Lehman Brothers Government Bond Index,/iv/ which returned 3.88% for the same period (the index has no fees). They also fell short of the fund's Lipper U.S. mortgage funds category average, which returned 3.54% for the same period./1/


                             PERFORMANCE SNAPSHOT
                            AS OF JANUARY 31, 2004
                           (excluding sales charges)

                                               6 Months
Class A Shares                                   3.34%
Lehman Brothers Government Bond Index            3.88%
Lipper U.S. Mortgage Funds Category Average/1/   3.54%

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 3.07%, Class L shares returned 3.09% and Class Y shares returned 3.51% over the six months ended January 31, 2004.

  All index performance reflects no deduction for fees, expenses or taxes. The Lehman Brothers Government Bond Index is a broad-based index of all public debt obligations of the U.S. government and its agencies that have an average maturity of roughly nine years. Please note that an investor cannot invest directly in an index.

/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended January 31, 2004, calculated among the 79 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

    1 Smith Barney Managed Governments Fund Inc. | 2004 Semi-Annual Report

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

February 10, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2004, and are subject to change. Please refer to page 3 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

RISK: The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

/i/Source: Based upon gross domestic product ("GDP") data from the Bureau of Economic Analysis (January 30, 2004). Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/ii/Source: Federal Reserve (January 28, 2004).
/iii/Source: Lipper, Inc.
/iv/The Lehman Brothers Government Bond Index is a broad-based index of all public debt obligations of the U.S. government and its agencies that have an average maturity of roughly nine years. Please note that an investor cannot invest directly in an index.

    2 Smith Barney Managed Governments Fund Inc. | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                            JANUARY 31, 2004


    FACE
   AMOUNT                                               SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 57.1%
$ 20,000,000 U.S. Treasury Notes, 1.125% due 6/30/05                                                         $ 19,913,300
             Federal Home Loan Mortgage Corp. (FHLMC):
         588  5.500% due 5/1/13                                                                                       614
   2,225,270  7.000% due 2/1/16 (a)                                                                             2,382,826
   7,101,142  6.000% due 3/1/17                                                                                 7,474,512
   4,517,924  6.500% due 6/1/19 (a)                                                                             4,793,156
   1,096,198  6.500% due 1/1/32 (a)                                                                             1,151,812
  25,000,000  5.000% due 2/12/34 (b)(c)                                                                        24,820,300
  40,000,000  5.500% due 2/12/34 (b)(c)                                                                        40,700,000
  20,000,000  6.000% due 2/12/34 (b)(c)(d)                                                                     20,750,000
  49,000,000  6.500% due 2/12/34 (b)(c)                                                                        51,465,288
             Federal National Mortgage Association (FNMA):
      49,497  7.500% due 4/1/09                                                                                    51,563
      42,088  6.500% due 6/1/15 (a)                                                                                44,712
   2,881,026  5.500% due 12/1/16 (a)                                                                            2,993,739
   2,190,817  6.000% due 5/1/17                                                                                 2,307,323
   7,215,562  7.500% due 3/1/32 (a)                                                                             7,719,544
  19,939,264  6.000% due 6/1/32                                                                                20,714,882
  14,493,677  6.500% due 3/1/33 (a)                                                                            15,214,290
  14,264,402  7.000% due 1/1/34 (a)(b)(d)                                                                      15,184,763
  30,000,000  5.000% due 2/19/34 (b)(c)                                                                        29,812,500
  51,500,000  5.500% due 2/19/34 (b)(c)                                                                        52,417,318
  25,000,000  6.000% due 2/19/34 (b)(c)                                                                        25,953,125
   3,000,000  6.500% due 2/19/34 (b)(c)                                                                         3,148,125
  21,000,000  7.000% due 2/19/34 (b)(c)                                                                        22,279,698
             Government National Mortgage Association (GNMA):
      44,797  8.500% due 11/15/27                                                                                  48,927
  15,093,052  6.500% due 3/15/32 (a)                                                                           15,942,810
  10,253,073  7.000% due 3/15/32 (a)                                                                           10,939,690
   3,187,146  7.500% due 5/15/32 (a)                                                                            3,424,387
  20,000,000  5.000% due 2/19/34 (b)(c)                                                                        19,893,760
  12,000,000  5.500% due 2/19/34 (b)(c)                                                                        12,255,000
-------------------------------------------------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             (Cost -- $425,542,553)                                                                           433,797,964
-------------------------------------------------------------------------------------------------------------------------
PAC IOs -- 0.1%
   6,921,000 Federal Home Loan Mortgage Corp., yield to maturity 5.500% due 9/15/22
             (Cost -- $821,742)                                                                                   722,738
-------------------------------------------------------------------------------------------------------------------------
             SUB-TOTAL INVESTMENTS (Cost -- $426,364,295)                                                     434,520,702
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (e) -- 42.8%
 102,258,000 J.P. Morgan Chase & Co. dated 1/30/04, 0.960% due 2/2/04; Proceeds at maturity -- $102,266,181;
               (Fully collateralized by various U.S. government agency obligations,
               0.000% to 5.210% due 4/15/04 to 1/27/23; Market value -- $104,306,452)                         102,258,000
 222,707,000 UBS Warburg dated 1/30/04, 0.970% due 2/2/04; Proceeds at maturity -- $222,725,002;
               (Fully collateralized by U.S. Treasury Notes, 3.250% due 1/15/09;
               Market value -- $227,161,584)                                                                  222,707,000
-------------------------------------------------------------------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS
             (Cost -- $324,965,000)                                                                           324,965,000
-------------------------------------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $751,329,295*)                                                                         $759,485,702
-------------------------------------------------------------------------------------------------------------------------

(a)Date shown represents the last in range of maturity dates of mortgage certificates owned.
(b)Security acquired under mortgage dollar roll agreement (See Note 7).
(c)Security is traded on a "to-be-announced" basis (See Note 6).
(d)All or a portion of this security is held as collateral for open futures contracts (See Note 5).
(e)All or a portion of this security is segregated for open futures contracts and/or "to-be-announced" securities.
* Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

    3 Smith Barney Managed Governments Fund Inc. | 2004 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                JANUARY 31, 2004



ASSETS:
  Investments, at value (Cost -- $426,364,295)               $434,520,702
  Repurchase agreements, at value (Cost -- $324,965,000)      324,965,000
  Receivable for securities sold                               10,616,701
  Interest receivable                                           1,156,056
  Receivable for Fund shares sold                                 219,850
-------------------------------------------------------------------------
  Total Assets                                                771,478,309
-------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                            324,266,546
  Dividends payable                                               711,453
  Payable for Fund shares reacquired                              194,978
  Investment advisory fee payable                                 170,203
  Payable to broker -- variation margin                           120,312
  Administration fee payable                                       75,573
  Distribution plan fees payable                                   39,767
  Bank overdraft                                                   26,059
  Accrued expenses                                                102,643
-------------------------------------------------------------------------
  Total Liabilities                                           325,707,534
-------------------------------------------------------------------------
Total Net Assets                                             $445,770,775
-------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                $     34,987
  Capital paid in excess of par value                         456,909,783
  Undistributed net investment income                           1,068,089
  Accumulated net realized loss from investment
   transactions and futures contracts                         (19,834,367)
  Net unrealized appreciation of investments and futures
   contracts                                                    7,592,283
-------------------------------------------------------------------------
Total Net Assets                                             $445,770,775
-------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                      18,592,789
--------------------------------------------------------------------------
  Class B                                                       2,310,702
--------------------------------------------------------------------------
  Class L                                                       1,018,669
--------------------------------------------------------------------------
  Class Y                                                      13,064,366
--------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                   $12.74
--------------------------------------------------------------------------
  Class B *                                                        $12.75
--------------------------------------------------------------------------
  Class L *                                                        $12.75
--------------------------------------------------------------------------
  Class Y (and redemption price)                                   $12.74
--------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.71% of net asset value
   per share)                                                      $13.34
--------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                      $12.88
-------------------------------------------------------------------------

*Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

    4 Smith Barney Managed Governments Fund Inc. | 2004 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)   FOR THE SIX MONTHS ENDED JANUARY 31, 2004


INVESTMENT INCOME:
  Interest                                                    $ 9,594,746
------------------------------------------------------------------------
EXPENSES:
  Investment advisory fee (Note 2)                              1,011,787
  Distribution plan fees (Note 8)                                 486,232
  Administration fee (Note 2)                                     449,683
  Transfer agency services (Note 8)                               102,127
  Audit and legal                                                  34,437
  Custody                                                          26,843
  Shareholder communications (Note 8)                              23,638
  Registration fees                                                23,242
  Directors' fees                                                  22,690
  Other                                                             9,804
------------------------------------------------------------------------
  Total Expenses                                                2,190,483
------------------------------------------------------------------------
Net Investment Income                                           7,404,263
------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
(NOTES 3 AND 5):
  Realized Gain (Loss) From:
   Investment transactions                                        788,966
   Futures contracts                                             (664,038)
------------------------------------------------------------------------
  Net Realized Gain                                               124,928
------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments and
  Futures Contracts:
   Beginning of period                                            330,823
   End of period                                                7,592,283
------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                       7,261,460
------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                   7,386,388
------------------------------------------------------------------------
Increase in Net Assets From Operations                        $14,790,651
------------------------------------------------------------------------

                      See Notes to Financial Statements.

    5 Smith Barney Managed Governments Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended January 31, 2004 (unaudited) and the Year Ended July 31, 2003

                                                       2004          2003
------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $  7,404,263  $ 13,480,017
  Net realized gain                                     124,928       367,269
  Increase (decrease) in net unrealized
   appreciation                                       7,261,460    (8,156,361)
-----------------------------------------------------------------------------
  Increase in Net Assets From Operations             14,790,651     5,690,925
-----------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 9):
  Net investment income                              (6,325,716)  (16,679,006)
  Capital                                                    --    (2,432,286)
-----------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                      (6,325,716)  (19,111,292)
-----------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 10):
  Net proceeds from sale of shares                   28,267,013    89,057,904
  Net asset value of shares issued for
   reinvestment of dividends                          2,678,557     9,029,310
  Cost of shares reacquired                         (46,719,290)  (94,368,143)
-----------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Fund
   Share Transactions                               (15,773,720)    3,719,071
-----------------------------------------------------------------------------
Decrease in Net Assets                               (7,308,785)   (9,701,296)

NET ASSETS:
  Beginning of period                               453,079,560   462,780,856
-----------------------------------------------------------------------------
  End of period*                                   $445,770,775  $453,079,560
-----------------------------------------------------------------------------
* Includes undistributed (overdistributed) net
  investment income of:                              $1,068,089      $(10,458)
-----------------------------------------------------------------------------

                      See Notes to Financial Statements.

    6 Smith Barney Managed Governments Fund Inc. | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

Smith Barney Managed Governments Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles ("GAAP") and are as follows: (a) security transactions are accounted for on trade date; (b) securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) other securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (f ) interest income, adjusted for amortization of premium and accretion of discount is recorded on an accrual basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (i) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of the relative net assets of each class or on another reasonable basis; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.45% of the Fund's average daily net assets up to $1 billion and 0.415% of the Fund's average daily net assets in excess of $1 billion. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets up to $1 billion and 0.185% of the Fund's average daily net assets in excess of $1 billion. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. During the six months ended January 31, 2004, the Fund paid transfer agent fees of $99,308 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

    7 Smith Barney Managed Governments Fund Inc. | 2004 Semi-Annual Report

There are maximum initial sales charges of 4.50% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2004, CGM and its affiliates received sales charges of approximately $111,000 and $29,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended January 31, 2004, CDSCs paid to CGM and its affiliates were approximately:

                                    Class B  Class L
----------------------------------------------------
CDSCs                               $120,000 $12,000
---------------------------------------------------

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended January 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

---------------------------------------------------------------------------
Purchases                                                       $150,085,385
---------------------------------------------------------------------------
Sales                                                             91,793,610
---------------------------------------------------------------------------

At January 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:


---------------------------------------------------------------------------
Gross unrealized appreciation                                   $ 9,248,509
Gross unrealized depreciation                                    (1,092,102)
---------------------------------------------------------------------------
Net unrealized appreciation                                     $ 8,156,407
---------------------------------------------------------------------------

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

    8 Smith Barney Managed Governments Fund Inc. | 2004 Semi-Annual Report

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At January 31, 2004, the Fund had the following open futures contracts:

                     Number of               Basis      Market    Unrealized
                     Contracts Expiration    Value      Value        Loss
----------------------------------------------------------------------------
Contracts to Sell:
U.S. Treasury 10
 Year Notes             275       3/04    $30,631,189 $31,195,313 $(564,124)
---------------------------------------------------------------------------

6. Securities Traded on a To-Be-Announced Basis

The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuation and their current value is determined in the same manner as for other securities.

At January 31, 2004, the Fund held TBA securities with a total cost of $299,255,661.

7.  Mortgage Dollar Roll Transactions

The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund or mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase the securities may be limited.

During the six months ended January 31, 2004, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $1,719,128,281.

At January 31, 2004, the Fund had outstanding mortgage dollar rolls with a total cost of $299,255,661.

    9 Smith Barney Managed Governments Fund Inc. | 2004 Semi-Annual Report

8. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the six months ended January 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                           Class A  Class B  Class L
--------------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees          $308,754 $122,093 $55,385
-------------------------------------------------------------------

For the six months ended January 31, 2004, total Transfer Agency Service expenses were as follows:

                                         Class A Class B Class L Class Y
------------------------------------------------------------------------
Transfer Agency Service Expenses         $81,071 $13,663 $7,187   $206
-----------------------------------------------------------------------

For the six months ended January 31, 2004, total Shareholder Communication expenses were as follows:

                                         Class A Class B Class L Class Y
------------------------------------------------------------------------
Shareholder Communication Expenses       $18,046 $3,827  $1,747    $18
-----------------------------------------------------------------------

9. Distributions Paid to Shareholders by Class

                                         Six Months Ended  Year Ended
                                         January 31, 2004 July 31, 2003
-----------------------------------------------------------------------
Class A
Net investment income                       $3,388,048     $ 9,628,285
Capital                                             --       1,413,886
----------------------------------------------------------------------
Total                                       $3,388,048     $11,042,171
----------------------------------------------------------------------
Class B
Net investment income                       $  359,328     $ 1,220,179
Capital                                             --         209,786
----------------------------------------------------------------------
Total                                       $  359,328     $ 1,429,965
----------------------------------------------------------------------
Class L
Net investment income                       $  172,083     $   660,422
Capital                                             --         112,833
----------------------------------------------------------------------
Total                                       $  172,083     $   773,255
----------------------------------------------------------------------
Class Y
Net investment income                       $2,406,257     $ 5,170,120
Capital                                             --         695,781
----------------------------------------------------------------------
Total                                       $2,406,257     $ 5,865,901
----------------------------------------------------------------------

    10 Smith Barney Managed Governments Fund Inc. | 2004 Semi-Annual Report

10.  Capital Shares

At January 31, 2004, the Fund had 500 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                         Six Months Ended             Year Ended
                         January 31, 2004            July 31, 2003
                     ------------------------  ------------------------
                       Shares       Amount       Shares       Amount
------------------------------------------------------------------------
Class A
Shares sold             388,892  $  4,916,178   1,753,101  $ 22,641,545
Shares issued on
 reinvestment           183,710     2,329,216     583,002     7,518,566
Shares reacquired    (2,158,668)  (27,337,939) (3,691,238)  (47,593,956)
-----------------------------------------------------------------------
Net Decrease         (1,586,066) $(20,092,545) (1,355,135) $(17,433,845)
-----------------------------------------------------------------------
Class B
Shares sold              86,104  $  1,090,111     997,599  $ 12,911,999
Shares issued on
 reinvestment            18,471       234,290      73,867       953,292
Shares reacquired      (692,790)   (8,760,884) (1,157,463)  (14,939,361)
-----------------------------------------------------------------------
Net Decrease           (588,215) $ (7,436,483)    (85,997) $ (1,074,070)
-----------------------------------------------------------------------
Class L
Shares sold              88,830  $  1,125,540   1,306,633  $ 16,886,750
Shares issued on
 reinvestment             9,075       115,051      43,217       557,452
Shares reacquired      (741,998)   (9,387,498) (1,375,397)  (17,723,938)
-----------------------------------------------------------------------
Net Decrease           (644,093) $ (8,146,907)    (25,547) $   (279,736)
-----------------------------------------------------------------------
Class Y
Shares sold           1,667,501  $ 21,135,184   2,834,601  $ 36,617,610
Shares reacquired       (97,863)   (1,232,969) (1,089,837)  (14,110,888)
-----------------------------------------------------------------------
Net Increase          1,569,638  $ 19,902,215   1,744,764  $ 22,506,722
-----------------------------------------------------------------------

11.Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

    11 Smith Barney Managed Governments Fund Inc. | 2004 Semi-Annual Report

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

12.Subsequent Event

Effective February 2, 2004, the 1.00% initial sales charge on Class L shares will no longer be imposed.

   12 Smith Barney Managed Governments Fund Inc.  | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS

For a share of each class of capital stock outstanding throughout each year ended July 31, unless otherwise noted:

Class A Shares                           2004/(1)(2)/   2003/(2)/    2002/(2)/    2001/(2)/ 2000/(2)/ 1999/(2)/
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $12.50        $12.87       $12.56       $12.03    $12.09    $12.73
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.21          0.37         0.59         0.69      0.73      0.65
 Net realized and unrealized gain (loss)      0.21         (0.22)        0.29         0.56     (0.09)    (0.57)
-------------------------------------------------------------------------------------------------------
Total Income From Operations                  0.42          0.15         0.88         1.25      0.64      0.08
-------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.18)        (0.45)       (0.57)       (0.70)    (0.70)    (0.72)
 Capital                                        --         (0.07)          --        (0.02)       --        --
-------------------------------------------------------------------------------------------------------
Total Distributions                          (0.18)        (0.52)       (0.57)       (0.72)    (0.70)    (0.72)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $12.74        $12.50       $12.87       $12.56    $12.03    $12.09
-------------------------------------------------------------------------------------------------------
Total Return                                  3.34%++       1.15%        7.17%       10.68%     5.49%     0.58%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $236,899      $252,312     $277,136     $270,884  $270,599  $321,860
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    1.03%+         1.02%        1.05%        1.04%     1.05%     1.04%
 Net investment income                       3.22+          2.87         4.67         5.58      6.05      5.18
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         21%          457%         335%         275%      173%      205%
-------------------------------------------------------------------------------------------------------

Class B Shares                           2004/(1)(2)/   2003/(2)/    2002/(2)/    2001/(2)/ 2000/(2)/ 1999/(2)/
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $12.51        $12.88       $12.57       $12.03    $12.09    $12.73
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.17          0.30         0.52         0.62      0.66      0.59
 Net realized and unrealized gain (loss)      0.21         (0.21)        0.29         0.57     (0.08)    (0.57)
-------------------------------------------------------------------------------------------------------
Total Income From Operations                  0.38          0.09         0.81         1.19      0.58      0.02
-------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.14)        (0.39)       (0.50)       (0.63)    (0.64)    (0.66)
 Capital                                        --         (0.07)          --        (0.02)       --        --
-------------------------------------------------------------------------------------------------------
Total Distributions                          (0.14)        (0.46)       (0.50)       (0.65)    (0.64)    (0.66)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $12.75        $12.51       $12.88       $12.57    $12.03    $12.09
-------------------------------------------------------------------------------------------------------
Total Return                                  3.07%++       0.62%        6.60%       10.17%     4.91%     0.06%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $29,456       $36,266      $38,431      $30,310   $39,499   $61,391
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.55%+        1.53%        1.56%        1.54%     1.58%     1.57%
 Net investment income                        2.67+         2.35         4.13         5.11      5.52      4.64
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         21%*         457%         335%         275%      173%      205%
-------------------------------------------------------------------------------------------------------

(1)For the six months ended January 31, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.
* Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 417%.

    13 Smith Barney Managed Governments Fund Inc. | 2004 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended July 31, unless otherwise noted:

Class L Shares                             2004/(1)(2)/      2003/(2)/     2002/(2)/     2001/(2)/     2000/(2)/     1999/(2)/
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $12.51           $12.88        $12.57        $12.03        $12.09        $12.73
--------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.17             0.30          0.53          0.62          0.67          0.61
 Net realized and unrealized gain (loss)      0.21            (0.20)         0.29          0.58         (0.08)        (0.58)
--------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                  0.38             0.10          0.82          1.20          0.59          0.03
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.14)           (0.40)        (0.51)        (0.64)        (0.65)        (0.67)
 Capital                                        --            (0.07)           --         (0.02)           --            --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.14)           (0.47)        (0.51)        (0.66)        (0.65)        (0.67)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $12.75           $12.51        $12.88        $12.57        $12.03        $12.09
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                  3.09%++          0.71%         6.69%        10.26%         5.00%         0.15%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $12,983          $20,796       $21,740        $6,463        $3,879        $4,505
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.51%+           1.50%         1.46%         1.46%         1.51%         1.48%
 Net investment income                        2.66+            2.35          4.17          5.08          5.60          4.76
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         21%             457%          335%          275%          173%          205%
--------------------------------------------------------------------------------------------------------------------------------

Class Y Shares                                2004/(1)(2)/     2003/(2)/     2002/(2)/     2001/(2)/     2000/(2)/     1999/(2)/
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $12.50           $12.87        $12.56        $12.03        $12.10        $12.74
--------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.23             0.41          0.63          0.73          0.77          0.70
 Net realized and unrealized gain (loss)      0.21            (0.21)         0.29          0.57         (0.09)        (0.57)
--------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                  0.44             0.20          0.92          1.30          0.68          0.13
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.20)           (0.50)        (0.61)        (0.75)        (0.75)        (0.77)
 Capital                                        --            (0.07)           --         (0.02)           --            --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.20)           (0.57)        (0.61)        (0.77)        (0.75)        (0.77)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $12.74           $12.50        $12.87        $12.56        $12.03        $12.10
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                  3.51%++          1.49%         7.55%        11.08%         5.79%         0.92%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $166,433         $143,706      $125,474      $113,555      $120,270      $118,007
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     0.70%+           0.69%         0.70%         0.70%         0.71%         0.70%
 Net investment income                        3.58+            3.15          5.01          5.91          6.40          5.54
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         21%*            457%          335%          275%          173%          205%
--------------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended January 31, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.
* Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 417%.

   14 Smith Barney Managed Governments Fund Inc.  | 2004 Semi-Annual Report

                                 SMITH BARNEY
                         MANAGED GOVERNMENTS FUND INC.



        DIRECTORS                         INVESTMENT ADVISER
        Dwight B. Crane                   AND ADMINISTRATOR
        Burt N. Dorsett                   Smith Barney Fund
        R. Jay Gerken, CFA                  Management LLC
          Chairman
        Elliot S. Jaffe                   DISTRIBUTOR
        Stephen E. Kaufman                Citigroup Global Markets Inc.
        Joseph J. McCann
        Cornelius C. Rose, Jr.            CUSTODIAN
                                          State Street Bank and
        OFFICERS                            Trust Company
        R. Jay Gerken, CFA
        President and                     TRANSFER AGENT
        Chief Executive Officer           Citicorp Trust Bank, fsb.
                                          125 Broad Street, 11th Floor
        Andrew B. Shoup                   New York, New York 10004
        Senior Vice President and
        Chief Administrative Officer      SUB-TRANSFER AGENT
                                          PFPC Inc.
        Richard L. Peteka                 P.O. Box 9699
        Chief Financial Officer           Providence, Rhode Island
        and Treasurer                     02940-9699

        Roger M. Lavan, CFA
        Vice President and
        Investment Officer

        David Torchia
        Vice President and
        Investment Officer

        Andrew Beagley
        Chief Anti-Money Laundering
        Compliance Officer

        Kaprel Ozsolak
        Controller

        Robert I. Frenkel
        Secretary and Chief Legal Officer

   Smith Barney Managed Governments Fund Inc.



   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.


 This report is submitted for the general information of the shareholders of Smith Barney Managed Governments Fund Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

 SMITH BARNEY MANAGED GOVERNMENTS FUND INC.
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

 www.smithbarneymutualfunds.com



 (C)2004 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD01088 3/04                                                            04-6251

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Managed Governments Fund Inc.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Managed Governments Fund Inc.

Date: March 31, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Managed Governments Fund Inc.

Date: March 31, 2004

By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Managed Governments Fund Inc.

Date: March 31, 2004